Supplement dated August 18, 2026, to the Initial Summary Prospectus,

Updating Summary Prospectus, and Prospectus dated May 1, 2026, for the

Protective Aspirations Variable Annuity, Protective Dimensions V Variable Annuity, and
Protective® Investors Benefit Advisory Variable Annuity contracts issued by Protective Life Insurance Company

Protective Variable Annuity Separate Account

Supplement dated August 18, 2026, to the Initial Summary Prospectus,

Updating Summary Prospectus, and Prospectus

dated May 1, 2026, for the Protective Aspirations NY Variable Annuity and

Protective® Investors Benefit Advisory Variable Annuity NY

issued by Protective Life and Annuity Insurance Company

Variable Annuity Account A of Protective Life

Supplement dated August 18, 2026, to the Initial Summary Prospectus,

Updating Summary Prospectus, and Prospectus dated April 29, 2026, for the

Schwab Genesis Variable Annuity™ and Schwab Genesis Advisory Variable Annuity™ contracts issued by Protective Life Insurance Company

PLICO Variable Annuity Account S

This Supplement amends certain information in your variable annuity contract prospectus, initial summary prospectus, and updating summary prospectus (collectively, the “Prospectus”). Please read this Supplement carefully and keep it with your Prospectus for future reference. You may obtain a current prospectus by visiting www.protective.com/productprospectus or by calling 1-800-456-6330.

The Sub-Adviser The Putnam Advisory Company, LLC in the "APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT" section of the Prospectus is hereby deleted and replaced with Templeton Asset Management Ltd. for the following fund:

•	Putnam VT International Value Fund

If you have any questions regarding this Supplement, please contact your investment professional or us toll free at

1-800-456-6330. Please keep this Supplement for future reference.